Investment Risks	Feb. 27, 2026
Equity Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Equity Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. stock markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Equity Series | Large-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Equity Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Equity Series | Risks related to ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Equity Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Equity Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Equity Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Equity Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Overseas Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Overseas Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•Foreign stock markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Overseas Series | Large-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Overseas Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Overseas Series | Risks related to ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Overseas Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Overseas Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Overseas Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Overseas Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Overseas Series | Emerging markets risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging markets risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Overseas Series | Forward contracts risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Forward contracts risk — The Series is subject to the following risks due to its ability to invest in forward contracts:

•Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

•The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.

Overseas Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Disciplined Value Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. stock markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Disciplined Value Series | Large-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Disciplined Value Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet the Advisor’s investment criteria. As a result, poor performance or adverse economic events affecting one or more of these sectors could have a greater impact on the Series than it would if the Series’ investments were allocated across a broader range of industry sectors.

Disciplined Value Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Disciplined Value Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Disciplined Value Series | Investment style risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment style risk — Investing primarily in dividend-paying common stocks may cause the Series to underperform funds that do not limit their investments to dividend-paying common stocks during periods when dividend-paying stocks underperform other types of stocks. In addition, if stocks held by the Series reduce or stop paying dividends, the Series’ ability to generate income may be affected.

The Advisor’s judgments regarding the systematic approach used to select stocks may prove to be incorrect. In addition, the Advisor’s approach to value investing, or value investing in general, may go in and out of favor in the market. These risks may cause the Series to underperform its benchmark or funds with other investment styles.

The Advisor will make modifications to the Series’ portfolio on a quarterly basis. Accordingly, the Advisor does not intend to make frequent changes to the Series’ portfolio in response to market movements (positive or negative). The Series may perform differently than funds that more actively rebalance their portfolios in response to market movements.

Disciplined Value Series | Mid-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mid-cap risk — The Series may also have special risks due to its investments in stocks of mid-size companies. These risks include the following:

•The stocks of mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

Disciplined Value Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Rainier International Discovery Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if Rainier’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Rainier International Discovery Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

• U.S. and/or foreign stock markets decline.

• An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

• An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Rainier International Discovery Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

• The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

• The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

• Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Rainier International Discovery Series | Risks related to ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Rainier International Discovery Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Rainier International Discovery Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Rainier International Discovery Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Rainier International Discovery Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Rainier International Discovery Series | Emerging markets risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging markets risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

• Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

• It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

• There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Rainier International Discovery Series | Preferred stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred stock risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Series’ investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk similar to fixed income securities.

Rainier International Discovery Series | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible securities risk — The Series’ investments in convertible securities are subject to interest rate risk and credit risk, similar to fixed income securities. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.

Rainier International Discovery Series | Rights and warrants risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rights and warrants risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Rainier International Discovery Series | Risk of initial public offerings [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of initial public offerings — The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Rainier International Discovery Series | Real estate securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real estate securities risk — The Series’ holdings in securities of issuers in the real estate industry, including investments in REITs, may subject it to additional risks even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding, and increases in real estate or operating taxes. Any geographic concentration of the Series’ real estate related investments could result in the Series being subject to the above risks to a greater degree. In addition, REITs have their own expenses, and the Series will bear a proportionate share of those expenses.

Rainier International Discovery Series | Participatory notes risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Participatory notes risk — The return on a participatory note (P-Note) is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Series is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described below.

Rainier International Discovery Series | "Growith" investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

“Growth” investing risk — Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

Rainier International Discovery Series | "Value" investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]

“Value” investing risk — A “value” style of investing could cause the Series to suffer losses or produce poor performance relative to other funds, even in a rising market, if Rainier’s assessment of market conditions or a company’s value or prospects for exceeding earnings expectations is inaccurate. In addition, value stocks can continue to be undervalued by the market for long periods of time.

Rainier International Discovery Series | Money market instruments risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money market instruments risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Rainier International Discovery Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Multi Classes [Member] | Pro-Blend(R) Conservative Term Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Because a portion of the Series’ portfolio is selected using a systematic process, the Series is subject to the additional risk that the Advisor’s judgments regarding the investment criteria underlying the systematic process may prove to be incorrect.

Multi Classes [Member] | Pro-Blend(R) Conservative Term Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign stock or bond markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

•Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy, have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Multi Classes [Member] | Pro-Blend(R) Conservative Term Series | Large-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Multi Classes [Member] | Pro-Blend(R) Conservative Term Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Multi Classes [Member] | Pro-Blend(R) Conservative Term Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Multi Classes [Member] | Pro-Blend(R) Conservative Term Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Multi Classes [Member] | Pro-Blend(R) Conservative Term Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Multi Classes [Member] | Pro-Blend(R) Conservative Term Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. In addition, periodic U.S. Government restrictions on investment in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Multi Classes [Member] | Pro-Blend(R) Conservative Term Series | High-yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Multi Classes [Member] | Pro-Blend(R) Conservative Term Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Multi Classes [Member] | Pro-Blend(R) Conservative Term Series | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Multi Classes [Member] | Pro-Blend(R) Conservative Term Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Multi Classes [Member] | Pro-Blend(R) Conservative Term Series | Options and futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

•Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Multi Classes [Member] | Pro-Blend(R) Conservative Term Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Multi Classes [Member] | Pro-Blend ® Moderate Term Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Multi Classes [Member] | Pro-Blend ® Moderate Term Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign stock or bond markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

•Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Multi Classes [Member] | Pro-Blend ® Moderate Term Series | Large-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Multi Classes [Member] | Pro-Blend ® Moderate Term Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Multi Classes [Member] | Pro-Blend ® Moderate Term Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Multi Classes [Member] | Pro-Blend ® Moderate Term Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Multi Classes [Member] | Pro-Blend ® Moderate Term Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Multi Classes [Member] | Pro-Blend ® Moderate Term Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Multi Classes [Member] | Pro-Blend ® Moderate Term Series | High-yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Multi Classes [Member] | Pro-Blend ® Moderate Term Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Multi Classes [Member] | Pro-Blend ® Moderate Term Series | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Multi Classes [Member] | Pro-Blend ® Moderate Term Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Multi Classes [Member] | Pro-Blend ® Moderate Term Series | Options and futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

•Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Multi Classes [Member] | Pro-Blend ® Moderate Term Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Multi Classes [Member] | Pro-Blend ® Extended Term Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Multi Classes [Member] | Pro-Blend ® Extended Term Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign stock or bond markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

•Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Multi Classes [Member] | Pro-Blend ® Extended Term Series | Large-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Multi Classes [Member] | Pro-Blend ® Extended Term Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Multi Classes [Member] | Pro-Blend ® Extended Term Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Multi Classes [Member] | Pro-Blend ® Extended Term Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Multi Classes [Member] | Pro-Blend ® Extended Term Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Multi Classes [Member] | Pro-Blend ® Extended Term Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Multi Classes [Member] | Pro-Blend ® Extended Term Series | High-yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Multi Classes [Member] | Pro-Blend ® Extended Term Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Multi Classes [Member] | Pro-Blend ® Extended Term Series | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Multi Classes [Member] | Pro-Blend ® Extended Term Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Multi Classes [Member] | Pro-Blend ® Extended Term Series | Options and futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

•Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Multi Classes [Member] | Pro-Blend ® Extended Term Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Multi Classes [Member] | Pro-Blend ® Maximum Term Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Multi Classes [Member] | Pro-Blend ® Maximum Term Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign stock or bond markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

•Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Multi Classes [Member] | Pro-Blend ® Maximum Term Series | Large-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Multi Classes [Member] | Pro-Blend ® Maximum Term Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Multi Classes [Member] | Pro-Blend ® Maximum Term Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Multi Classes [Member] | Pro-Blend ® Maximum Term Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Multi Classes [Member] | Pro-Blend ® Maximum Term Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Multi Classes [Member] | Pro-Blend ® Maximum Term Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. In addition, periodic U.S. Government restrictions on investment in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Multi Classes [Member] | Pro-Blend ® Maximum Term Series | High-yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Multi Classes [Member] | Pro-Blend ® Maximum Term Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Multi Classes [Member] | Pro-Blend ® Maximum Term Series | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Multi Classes [Member] | Pro-Blend ® Maximum Term Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Multi Classes [Member] | Pro-Blend ® Maximum Term Series | Options and futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

•Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Multi Classes [Member] | Pro-Blend ® Maximum Term Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Class W [Member] | Pro-Blend(R) Conservative Term Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Because a portion of the Series’ portfolio is selected using a systematic process, the Series is subject to the additional risk that the Advisor’s judgments regarding the investment criteria underlying the systematic process may prove to be incorrect.

Class W [Member] | Pro-Blend(R) Conservative Term Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign stock or bond markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

•Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy, have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series liquidity or force the Series to sell securities into a declining or illiquid market.

Class W [Member] | Pro-Blend(R) Conservative Term Series | Large-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Class W [Member] | Pro-Blend(R) Conservative Term Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Class W [Member] | Pro-Blend(R) Conservative Term Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Class W [Member] | Pro-Blend(R) Conservative Term Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Class W [Member] | Pro-Blend(R) Conservative Term Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Class W [Member] | Pro-Blend(R) Conservative Term Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. In addition, periodic U.S. Government restrictions on investment in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Class W [Member] | Pro-Blend(R) Conservative Term Series | High-yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Class W [Member] | Pro-Blend(R) Conservative Term Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Class W [Member] | Pro-Blend(R) Conservative Term Series | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Class W [Member] | Pro-Blend(R) Conservative Term Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-

backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Class W [Member] | Pro-Blend(R) Conservative Term Series | Options and futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

•Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Class W [Member] | Pro-Blend(R) Conservative Term Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Class W [Member] | Pro-Blend ® Moderate Term Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Class W [Member] | Pro-Blend ® Moderate Term Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign stock or bond markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

•Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Class W [Member] | Pro-Blend ® Moderate Term Series | Large-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Class W [Member] | Pro-Blend ® Moderate Term Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Class W [Member] | Pro-Blend ® Moderate Term Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Class W [Member] | Pro-Blend ® Moderate Term Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Class W [Member] | Pro-Blend ® Moderate Term Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Class W [Member] | Pro-Blend ® Moderate Term Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Class W [Member] | Pro-Blend ® Moderate Term Series | High-yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Class W [Member] | Pro-Blend ® Moderate Term Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Class W [Member] | Pro-Blend ® Moderate Term Series | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Class W [Member] | Pro-Blend ® Moderate Term Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Class W [Member] | Pro-Blend ® Moderate Term Series | Options and futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

•Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Class W [Member] | Pro-Blend ® Moderate Term Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Class W [Member] | Pro-Blend ® Extended Term Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Class W [Member] | Pro-Blend ® Extended Term Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign stock or bond markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

•Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Class W [Member] | Pro-Blend ® Extended Term Series | Large-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Class W [Member] | Pro-Blend ® Extended Term Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Class W [Member] | Pro-Blend ® Extended Term Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Class W [Member] | Pro-Blend ® Extended Term Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Class W [Member] | Pro-Blend ® Extended Term Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Class W [Member] | Pro-Blend ® Extended Term Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Class W [Member] | Pro-Blend ® Extended Term Series | High-yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Class W [Member] | Pro-Blend ® Extended Term Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Class W [Member] | Pro-Blend ® Extended Term Series | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Class W [Member] | Pro-Blend ® Extended Term Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Class W [Member] | Pro-Blend ® Extended Term Series | Options and futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

•Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Class W [Member] | Pro-Blend ® Extended Term Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Class W [Member] | Pro-Blend ® Maximum Term Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Class W [Member] | Pro-Blend ® Maximum Term Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign stock or bond markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower-rated investment grade securities and junk bonds.

•Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

•Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Class W [Member] | Pro-Blend ® Maximum Term Series | Large-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Class W [Member] | Pro-Blend ® Maximum Term Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Class W [Member] | Pro-Blend ® Maximum Term Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Class W [Member] | Pro-Blend ® Maximum Term Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Class W [Member] | Pro-Blend ® Maximum Term Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Class W [Member] | Pro-Blend ® Maximum Term Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. In addition, periodic U.S. Government restrictions on investment in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Class W [Member] | Pro-Blend ® Maximum Term Series | High-yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Class W [Member] | Pro-Blend ® Maximum Term Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Class W [Member] | Pro-Blend ® Maximum Term Series | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Class W [Member] | Pro-Blend ® Maximum Term Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Class W [Member] | Pro-Blend ® Maximum Term Series | Options and futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:

•Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Class W [Member] | Pro-Blend ® Maximum Term Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.